CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Net income	$ 23,409	$ 13,564	$ 8,209
Other comprehensive (loss) / income - change in cumulative foreign currency translation adjustments	(75)	1,373	701
Comprehensive income	$ 23,334	$ 14,937	$ 8,910